DERIVATIVE INSTRUMENTS (Details 1) - Millburn Multi Markets Trading L P [Member] - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ 14,668,997	$ (9,568,078)
Exchange Traded Futures Contracts Energies [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	10,890,611	6,169,670
Exchange Traded Futures Contracts Grains [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	864,739	83,621
Interest Rate Contract [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,402,342	(5,562,191)
Exchange Traded Futures Contracts Livestock [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,620	(66,920)
Exchange Traded Futures Contracts Metals [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(279,515)	(286,225)
Exchange Traded Futures Contracts Softs [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	327,357	754,846
Exchange Traded Futures Contracts Stock Indices [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(856,099)	1,052,656
Futures Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	13,351,055	2,145,457
Forward Contracts [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,317,942	(11,713,535)
Futures And Forward Currency Contracts Gains [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	14,714,148	27,414,721
Futures And Forward Currency Contracts Gains [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	22,964,140	5,012,582
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Energies [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		7,084,104
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Energies [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	11,259,709	115,340
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Grains [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	2,660	100
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Grains [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	963,418	274,100
Futures And Forward Currency Contracts Gains [Member] | Interest Rate Contract [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	7,566,927	1,344,904
Futures And Forward Currency Contracts Gains [Member] | Interest Rate Contract [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	198	829,470
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Livestock [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Livestock [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	8,600	6,260
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Metals [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	405,566	8,558,331
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Metals [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	3,218,169	22,964
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Softs [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	1,987	357,125
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Softs [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	403,806	679,252
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	337,899	4,844,811
Futures And Forward Currency Contracts Gains [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	250,827	858,712
Futures And Forward Currency Contracts Gains [Member] | Futures Contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	8,315,039	22,189,375
Futures And Forward Currency Contracts Gains [Member] | Futures Contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	16,104,727	2,786,098
Futures And Forward Currency Contracts Gains [Member] | Forward Contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,399,109	5,225,346
Futures And Forward Currency Contracts Gains [Member] | Forward Contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	6,859,413	2,226,484
Futures And Forward Currency Contracts Losses [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(7,746,698)	(14,589,060)
Futures And Forward Currency Contracts Losses [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(15,262,593)	(27,406,321)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Energies [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(81,910)	(17,454)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Energies [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(287,188)	(1,012,320)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Grains [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(90,260)	(20,490)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Grains [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(11,079)	(170,089)
Futures And Forward Currency Contracts Losses [Member] | Interest Rate Contract [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(552,157)	(7,671,980)
Futures And Forward Currency Contracts Losses [Member] | Interest Rate Contract [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,612,626)	(64,585)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Livestock [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Livestock [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(6,980)	(73,180)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Metals [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(2,704,690)	(66,580)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Metals [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(1,198,560)	(8,800,940)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Softs [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value		(6,705)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Softs [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(78,436)	(274,826)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(652,615)	(3,197,432)
Futures And Forward Currency Contracts Losses [Member] | Exchange Traded Futures Contracts Stock Indices [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(792,210)	(1,453,435)
Futures And Forward Currency Contracts Losses [Member] | Futures Contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(4,081,632)	(10,980,641)
Futures And Forward Currency Contracts Losses [Member] | Futures Contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(6,987,079)	(11,849,375)
Futures And Forward Currency Contracts Losses [Member] | Forward Contracts [Member] | Long [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	(3,665,066)	(3,608,419)
Futures And Forward Currency Contracts Losses [Member] | Forward Contracts [Member] | Short [Member]
Derivative [Line Items]
Futures and forward currency contracts, Fair Value	$ (8,275,514)	$ (15,556,946)